Restructuring Charges	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Restructuring Charges
20. Restructuring Charges
During 2017, the Company recorded restructuring charges of $5.1 million ($26.8 million – 2016, $14.0 million - 2015).

The restructuring charges in 2017 primarily related to: severance costs resulting from the termination of the charter contract for the Arendal Spirit UMS in Teekay Offshore and the resulting decommissioning of the unit; reorganization and realignment of resources of certain of the Company's strategic development function to better respond to the changing business environment; and reorganization of the Company's
FPSO business to create better alignment with the Company's offshore operations.

The restructuring charges in 2016 primarily relate to the closure of two offices and seafarers' severance amounts related to the tug business in Western Australia, reorganization of the Company’s FPSO business to create better alignment with the Company’s offshore operations, and reductions to charges previously accrued. The charges related to the seafarers' severance were partly recovered from customers and the recovery is included in revenues on the consolidated statements of (loss) income.

The restructuring charges in 2015 relate to the termination of the employment of certain seafarers upon the expiration of a time-charter-out contract, the reorganization of the Company’s marine operations and corporate services, and the change in crew on a vessel as requested by a charterer. The actual restructuring charges relating to the termination of the employment of certain seafarers upon the expiration of a time-charter-out contract and the change in crew on a vessel as requested by a charterer in the amount of $8.4 million were fully reimbursed to the Company by the charterers and the net reimbursement is included in voyage revenues.

At December 31, 2017 and 2016 $1.3 million and $5.6 million, respectively, of restructuring liabilities were recorded in accrued liabilities on the consolidated balance sheets.